Segment reporting (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Disclosure of operating segments [line items]
Revenues		₨ 325,535	[1]	$ 3,811	₨ 279,164	[1]	₨ 245,879	[1]
Gross Profit		190,428		2,230	163,607		139,343
Selling, general and administrative expenses		93,870		1,099	77,201		68,026
Research and development expenses		27,380		320	22,873		19,381
Impairment of non-current assets, net		1,693		20	3		699
Other income, net		(4,358)		(51)	(4,199)		(5,907)
Results from operating activities		71,843		842	67,729		57,144
Finance income, net		4,724		55	3,994		2,853
Share of profit of equity accounted investees, net of tax		217		3	147		370
Profit before tax		76,784		900	71,870		60,367
Tax expense, net		19,539		229	16,186		15,300
Profit for the year		57,245		$ 671	55,684		45,067
Global Generics [Member]
Disclosure of operating segments [line items]
Revenues	[1]	289,552			245,453		213,768
Gross Profit		179,606			154,268		132,719
Pharmaceutical Services and Active Ingredients [Member]
Disclosure of operating segments [line items]
Revenues	[1]	33,846			29,801		29,069
Gross Profit		9,157			6,919		4,715
Other segment [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	2,137			3,910		3,042
Gross Profit		₨ 1,665			₨ 2,420		₨ 1,909

[1]	Revenues for the year ended March 31, 2025 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.9,389 (as compared to Rs.10,707 and Rs.7,321 for the years ended March 31, 2024 and 2023, respectively) and from the PSAI segment to the Others segment which amount to Rs.0 (as compared to Rs.72 and Rs.128 for the years ended March 31, 2024 and 2023, respectively)
[2]	As the revenues and gross profits of the Proprietary Products segment are considerably lower than the quantitative thresholds mentioned in IFRS 8, “Operating Segments”, the Company believes that Proprietary Products segment no longer qualifies to be a reportable segment and consequently, effective April 1, 2022, the Company included the financial information relating to the Proprietary Products segment in “Others”. The corresponding information relating to Proprietary Products segment for earlier periods has been restated to reflect the aforementioned change.